Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2022 were as follows:

Years Ended December 31,	RMB
2023	4,272,058
2024	4,272,058
2025	3,524,432
Total	12,068,548